GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	$ 327.0	$ 335.4
Balance at the beginning of the period, goodwill net	265.2	273.6
Accumulated impairment	(61.8)	(61.8)	$ (61.8)
Foreign exchange effect and other	4.7	(8.4)
Balance at the end of the period, goodwill gross	331.7	327.0
Balance at the end of the period, goodwill net	269.9	265.2
Aerial Work Platforms
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	139.2	140.2
Balance at the beginning of the period, goodwill net	100.6	101.6
Accumulated impairment	(38.6)	(38.6)	(38.6)
Foreign exchange effect and other	0.1	(1.0)
Balance at the end of the period, goodwill gross	139.3	139.2
Balance at the end of the period, goodwill net	100.7	100.6
Materials Processing
Changes in goodwill by business segment
Balance at the beginning of the period, goodwill gross	187.8	195.2
Balance at the beginning of the period, goodwill net	164.6	172.0
Accumulated impairment	(23.2)	(23.2)	$ (23.2)
Foreign exchange effect and other	4.6	(7.4)
Balance at the end of the period, goodwill gross	192.4	187.8
Balance at the end of the period, goodwill net	$ 169.2	$ 164.6